CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Underwriting commissions and discounts	$ 9,632,500
FYXTech BVI [Member]
Noncash assets and liabilities distribution related to reorganization		$ 10,739,601
Shenzhen Yale [Member]
Noncash assets and liabilities distribution related to reorganization		$ 161,699